Related Party Transactions (Narriative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Prepaid expenses	$ 297,003	$ 468,600
Directors [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	640,573	296,702
Prepaid expenses	7,000
Termination payment	384,902
Rent received	$ 4,500	$ 18,000